Company Level Financial Position - Summary of Condensed Statements of Cash Flow (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Information Of Registrant [Line Items]
Net cash used in operating activities	¥ (593,595)	¥ (474,890)	¥ (670,381)
Net cash used in investing activities	325,505	(546,944)	(2,202,414)
Net cash generated from financing activities	2,823,875	446,954	2,184,588
Net increase/(decrease) in cash	2,555,785	(574,880)	(688,207)
Cash at the beginning of the year	1,661,152	2,233,691	2,725,568
Effect of foreign exchange rate changes	51,363	2,341	196,330
Cash at the end of the year	4,268,300	1,661,152	2,233,691
Separate [member] | Parent [member]
Condensed Financial Information Of Registrant [Line Items]
Net cash used in operating activities	(32,211)	(7,659)	(10,848)
Net cash used in investing activities	(3,459,830)	(1,663,084)	(2,634,633)
Net cash generated from financing activities	3,314,536	1,095,129	2,782,671
Net increase/(decrease) in cash	(177,505)	(575,614)	137,190
Cash at the beginning of the year	770,140	1,326,502	1,084,196
Effect of foreign exchange rate changes	9,772	19,252	105,116
Cash at the end of the year	¥ 602,407	¥ 770,140	¥ 1,326,502